TAXATION - Summary of Operating Loss Carryforwards (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Operating Loss Carryforwards	¥ 606,491
2020
Operating Loss Carryforwards	0
2021
Operating Loss Carryforwards	204
2022
Operating Loss Carryforwards	12,671
2023
Operating Loss Carryforwards	2,005
2024
Operating Loss Carryforwards	¥ 591,611